RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($) $ in Thousands					1 Months Ended		6 Months Ended
	Apr. 15, 2021	Mar. 22, 2021	Jul. 08, 2020	Feb. 18, 2020	Mar. 31, 2021	Feb. 29, 2020	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Number of shares purchased	1,300,000	31,000,000	21,898,400	44,000,000
Biomar Microbial Technologies [Member]
Related Party Transaction [Line Items]
Service charge							$ 25	$ 16
Due to related party							44
Due to related party for outstanding invoices								17
Due to related party for remaining lease payments							354
Lease liabilities							367
Antonio Fernandez [Member] | Biomar Microbial Technologies [Member]
Related Party Transaction [Line Items]
Rent and building service costs							$ 72	$ 67
Merck Sharp & Dohme Corp [Member]
Related Party Transaction [Line Items]
Number of shares purchased					654,023	7,661,000
Ownership percentage							4.60%